Operating Segments (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Summary of Reconciliation of Information on Reportable Segments with Amounts Reported In Financial Statements

	Year ended December 31, 2022
					Consolidated
					adjustments and
(In Thousand Euros)	EMEA	NORAM	APAC	Total segments	eliminations	Consolidated
Revenue	140,145	23,552	414	164,111	(19,926)	144,185
Changes in inventories and raw materials and consumables used	(88,104)	(15,787)	(16)	(103,907)	18,302	(85,605)
Employee benefits	(74,895)	(13,533)	(386)	(88,814)	—	(88,814)
Other operating expenses	(72,844)	(21,026)	(113)	(93,983)	2,428	(91,555)
Amortization and depreciation	(17,058)	(1,830)	(2)	(18,890)	—	(18,890)
Other income	1,508	335	1	1,844	—	1,844
Operating Loss	(111,248)	(28,289)	(102)	(139,639)	804	(138,835)
Total Assets	515,796	155,529	60	671,385	(249,401)	421,984

Total Liabilities	336,356	32,001	47	368,404	(115,570)	252,834

	Year ended December 31, 2021
					Consolidated
					adjustments and
(In thousand Euros)	EMEA	NORAM	APAC	Total segments	eliminations	Consolidated
Revenue	74,280	4,687	298	79,265	(7,686)	71,579
Changes in inventories and raw materials and consumables used	(47,056)	(3,345)	(19)	(50,420)	6,167	(44,253)
Employee benefits	(27,130)	(2,309)	(227)	(29,666)	—	(29,666)
Other operating expenses	(42,273)	(1,778)	(63)	(44,114)	709	(43,405)
Amortization and depreciation	(8,214)	(268)	(1)	(8,483)	—	(8,483)
Other income/(expense)	962	(306)	—	656	—	656

Operating Loss	(49,431)	(3,319)	(12)	(52,762)	(810)	(53,572)

Total Assets	343,320	128,312	84	471,716	(129,103)	342,613

Total Liabilities	210,418	15,622	16	226,056	(14,515)	211,541

	Year ended December 31, 2020
					Consolidated
					adjustments and
(In thousand Euros)	EMEA	NORAM	APAC	Total segments	eliminations	Consolidated
Revenue	19,673	1	57	19,731	(54)	19,677
Changes in inventories and raw materials and consumables used	(10,557)	(13)	(20)	(10,590)	16	(10,574)
Employee benefits	(9,128)	(617)	(61)	(9,806)	—	(9,806)
Other operating expenses	(7,765)	(427)	(37)	(8,229)	37	(8,192)
Amortization and depreciation	(2,265)	(114)	—	(2,379)	—	(2,379)
Other income	289	—	—	289	—	289

Operating Loss	(9,753)	(1,170)	(61)	(10,984)	(1)	(10,985)

Total Assets	83,202	233	26	83,461	(1,617)	81,844

Total Liabilities	69,231	708	21	69,960	(350)	69,610

Summary of External Revenue by Location of Customers
External revenue by location of customers

	Year ended December 31,
(In thousand Euros)	2022		2021		2020
Country	Revenue	%	Revenue	%	Revenue	%
Spain	20,076	14%	6,910	10%	4,441	23%
United States	19,412	13%	4,713	7%	121	1%
Italy	14,927	10%	7,338	10%	1,026	5%
France	13,689	9%	4,346	6%	1,368	7%
Netherlands	11,895	8%	5,381	8%	1,991	10%
United Kingdom	8,124	6%	6,598	9%	2,097	11%
Germany	7,944	6%	12,034	17%	1,046	5%
Belgium	7,581	5%	2,394	3%	540	3%
Sweden	6,518	5%	3,527	5%	581	3%
Canada	4,120	3%	—	0%	—	0%
Portugal	2,471	2%	977	1%	391	2%
Ireland	2,390	2%	1,638	2%	410	2%
Australia	2,334	2%	1,224	2%	328	2%
Israel	2,253	2%	1,170	2%	85	0%
New Zeeland	2,082	1%	733	1%	166	1%
Czech Republic	1,473	1%	137	0%	37	0%
Greece	1,240	1%	538	1%	131	1%
Thailand	1,172	1%	333	0%	122	1%
Denmark	1,065	1%	974	1%	18	0%
Finland	893	1%	116	0%	4	0%
Brazil	887	1%	179	0%	3	0%
Norway	848	1%	5,319	7%	3,273	17%
Other Countries	10,791	7%	5,000	7%	1,498	8%

Total	144,185	100%	71,579	100%	19,677	100%